Royalty, stream and other interests	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Royalty, stream and other interests [Text Block]
14.	Royalty, stream and other interests

	2017				2016
	Royalty	Stream	Offtake
	interests	interests	interests	Total	Royalty interests
	$	$	$	$	$

Balance – Beginning of period	494,768	-	-	494,768	449,439
Acquisitions (i),(ii),	26,681	53,438	-	80,119	50,250
Business combination (iii) (Note 7)	353,314	656,602	106,199	1,116,115	-
Conversion of a note receivable	-	-	-	-	10,000
Sale	-	-	-	-	(3,630)
Depletion	(15,475)	(11,283)	(1,307)	(28,065)	(11,291)
Impairment	(89,000)	-	-	(89,000)	-
Translation adjustments	242	1,321	272	1,835	-

Balance – End of period	770,530	700,078	105,164	1,575,772	494,768

Producing
Cost	503,340	582,466	66,812	1,152,618	431,455
Accumulated depletion	(27,352)	(11,242)	(1,307)	(39,901)	(11,879)
Accumulated impairment	(89,000)	-	-	(89,000)	-
Net book value – End of period	386,988	571,224	65,505	1,023,717	419,576

Development
Cost	194,535	118,094	30,793	343,422	-
Accumulated depletion	-	-	-	-	-
Net book value – End of period	194,535	118,094	30,793	343,422	-

Exploration and evaluation
Cost	189,007	10,760	8,866	208,633	75,192
Accumulated depletion	-	-	-	-	-
Net book value – End of period	189,007	10,760	8,866	208,633	75,192

Total net book value – End of period	770,530	700,078	105,164	1,575,772	494,768

(i)

On April 19, 2017, Osisko acquired an additional 0.75% NSR royalty on the Cariboo gold project from Barkerville for cash consideration of $12.5 million, increasing the total NSR royalty held by Osisko on the Cariboo gold project to 2.25%. The grant of the additional royalty cancelled Osisko’s royalty acquisition right which was granted pursuant to an investment agreement between Osisko and Barkerville dated February 5, 2016. However, Osisko retains a right of first refusal relating to any gold stream offer received by Barkerville with respect to the Cariboo gold project.

(ii)

On March 3, 2017, Osisko acquired from Gibraltar Mines Ltd. (“Gibco”), a wholly-owned subsidiary of Taseko Mines Limited (“Taseko”) having a 75% interest in the Gibraltar copper mine (“Gibraltar”), a silver stream with reference to silver produced at Gibraltar, located in British Columbia, Canada. Osisko paid Taseko cash consideration of US$33.0 million ($44.3 million) to purchase a silver stream and 3.0 million warrants of Taseko. Each warrant allows Osisko to acquire one common share of Taseko at a price of $2.74 until April 1, 2020. The fair value of the warrants was evaluated at $1,780,000 using the Black-Scholes option pricing model and the residual value of $42,678,000 was attributed to the silver stream (including $175,000 of transaction fees).

(iii)

On July 31, 2017, Osisko acquired a precious metals portfolio of assets from Orion consisting of 61 royalties, 7 precious metal offtakes and 6 streams. Through the Transaction, the Company acquired a 9.6% diamond stream on the Renard diamond mine and a 4% gold and silver stream on the Brucejack gold and silver mine, both of which are new mines in Canada, in addition to a 100% silver stream on the Mantos Blancos copper mine in Chile.

Buy-back and buy-down rights

Some royalty, stream and offtake interests are subject to buy-back and/or buy-down rights held by the operators. The significant buy-back and buy-down rights are described below.

Brucejack stream

The buy-back and buy-down rights held by Pretium Resources Inc. on the Brucejack stream are as follows:

Right	Description	Election date	Total

Buy-back (2018)	Right to repurchase the entire stream	December 31, 2018	US$119.0 million ($149.3 million)
Buy-down (2018)	Right to reduce the stream percentage from 4% to 1.5%	December 31, 2018	US$75.0 million ($94.1 million)
Buy-back (2019)	Right to repurchase the entire stream	December 31, 2019	US$136 million ($170.6 million)
Buy-down (2019)	Right to reduce the stream percentage from 4% to 2%	December 31, 2019	US$75.0 million ($94.1 million)

Impairment of royalty, stream and other interests

The operator of the Éléonore gold mine in Québec, Canada reviewed its guidance on long-term annual gold production to 400,000 ounces, which is significantly lower compared to the design capacity of 600,000 ounces. This was considered an indicator of impairment among other facts and circumstances and, accordingly, management performed an impairment assessment as at December 31, 2017. The Company recorded an impairment charge of $89.0 million ($65.4 million net of income taxes) on the Éléonore NSR royalty for the year ended December 31, 2017.

The Éléonore NSR royalty was written down to its estimated recoverable amount of $300.0 million, which was determined by the fair value less cost of disposal using a discounted cash-flows approach. The fair value of the Éléonore NSR royalty is classified as level 3 of the fair value hierarchy because the main valuation inputs used are significant unobservable inputs. The main valuation inputs used were the cash flows expected to be generated by the sale of gold received from the Éléonore NSR royalty based on the long-term annual gold production of 400,000 ounces over the estimated life of the Éléonore mine, the long-term gold price of US$1,300 per ounce and a post-tax real discount rate of 4.2% .

A sensitivity analysis was performed by management for the long-term gold price and the post-tax real discount rate (in isolation). If the long-term gold price applied to the cash flow projections had been 10% lower than management’s estimates (US$1,170 per ounce instead of US$1,300 per ounce), the Company would have recognized an additional impairment charge of $30.0 million. If the post-tax real discount rate applied to the cash flow projections had been 1% higher than management’s estimates ( 5.2% instead of 4.2%), the Company would have recognized an additional impairment charge of $35.0 million.